CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,293,365)	$ (4,369,906)	$ (18,284,958)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			900,938
Provision for (recovery of) credit losses	603,839	(51,632)	1,131,988
Realized gain on sale/exchange of crypto assets		(247,563)	(94,149)
Change in fair value of crypto assets	10,921,556
Impairment loss of crypto assets			7,102
Impairment loss of prepayments	513,254	0	117,000
Impairment loss of long-lived assets	0	0	6,472,266
Impairment loss of long-term investment			2,389,698
Share compensation expense			73,230
Issuance costs and amortization of discounts on convertible debentures	1,084,185	1,167,996	1,125,067
Change in fair value of convertible debentures	(902,104)
Interest paid on convertible debentures recorded at fair value	(613,505)
Interest expense of convertible debenture		681,862	587,170
Interest expense of third party loans			8,515
Loss on warrants settlement			1,928,681
Changes in operating assets and liabilities
Crypto assets		426,250	(2,676,138)
Other receivables	(111,954)	655,593	(2,982,107)
Prepayments	(310,028)	(533,662)	205,264
Security deposits			660,552
Accounts payable			(667,912)
Other payables and accrued liabilities	185,004	(19,545)	1,285,559
Net cash used in operating activities	(2,923,118)	(2,290,607)	(7,929,234)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of crypto assets			4,668,828
Advance for a long-term investment	(200,000)
Loan to a third party			(3,645,822)
Repayments from loans to third parties		1,545,888
Proceeds from investment of subsidiaries' noncontrolling interests			250
Net cash (used in) provided by investing activities	(200,000)	1,545,888	1,023,256
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares through private offerings			3,994,222
Purchase of crypto assets to pay offering expenses	(645,600)
Repayments to third party loans			(819,000)
Payments of convertible debenture interest expense		(608,712)	(587,170)
Payments of third party loans interest expense			(8,515)
Proceeds from convertible debentures, net of issuance costs	6,435,625		6,127,334
Repayments of convertible debenture			(1,560,000)
Proceeds from exercise of warrants			1,151,903
Payment of equity issuance costs	(1,153,093)
Net cash provided by (used in) financing activities	4,636,932	(608,712)	8,298,774
CHANGES IN CASH AND CASH EQUIVALENTS	1,513,814	(1,353,431)	1,392,796
CASH AND CASH EQUIVALENTS, beginning of year	55,639	1,409,070	16,274
CASH AND CASH EQUIVALENTS, end of year	1,569,453	55,639	1,409,070
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	613,505	608,712	270,170
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Conversion of convertible debenture into Class A Ordinary Shares	4,899,382	6,332,007
Conversion of convertible debenture interest payable into Class A Ordinary Shares	126,415	292,673
Exchange of warrants for convertible debenture			$ 2,000,000
Exchange of pre-funded warrants for loans receivable	10,000,000
Issuance of convertible debenture in exchange for crypto assets	5,100,618
Issuance of Class A Ordinary Shares with redemption rights in exchange for crypto assets	6,000,000
Deemed dividend attributable to down round feature of warrants	$ 9,639,519	$ 2,146,795